Fair Value Measurements - Schedule of Estimated Fair Value of Working Capital Note (Details) - $ / shares	4 Months Ended	8 Months Ended
	Sep. 11, 2024	Dec. 31, 2024	Aug. 30, 2024
Fair Value Disclosures [Abstract]
Stock Price	$ 9.18		$ 9.08
Volatility	8.00%		9.00%
Risk free interest rate	3.52%		3.78%
Exercise price	$ 11.5		$ 11.5
Time to maturity – years	6 years 8 months 19 days	6 years 9 months